Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax (Income)/ Expense [Abstract]
Schedule of Income Tax (Income)/ Expense
	Year ended December 31,
	2024	2023	2022
PRC enterprises income tax:
Current tax	744,225	-	621
	744,225	-	621

Schedule of Effective Income Tax

The following table reconciles the income tax calculated at statutory rate of China of 25% to the Company’s effective income tax for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Profit before income tax (continuing business)	3,818,032	3,043,779	(55,382,660)
Tax calculated at a tax rate of 25%	954,508	760,945	(13,845,665)
Effect of preferential tax rate	(416,084)	6,614	13,471,587
Permanent difference for non-deductible expense	253,296	-	1,035
Permanent difference for non-tax or favorable tax items	(27,069)	-	-
Deferred tax not provided for	125,289	6,260	384,958
Operating loss deducted in current year	(145,715)	(773,819)	(11,294)
Income tax expense	744,225	-	621

Schedule of Deferred Tax Balances	The following is the analysis of the deferred tax balances for financial reporting purposes:
	2024		2023		2022
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	1,212,655	-	4,386,623	-	78,622,365	-
Tax loss carried forward	1,205,989	-	-	-	1,687,686	421,922
Allowance	-	-	-	-		(421,922)
Reverse	(582,858)	-	(2,847,182)	-	(75,924,049)	-
Effect of translation	(41,970)	-	(326,786)	-	-	-
End of the year	1,793,816	-	1,212,655	-	4,386,002	-